Schedule 1 (Tables)	12 Months Ended
Dec. 31, 2024
Schedule 1 [Abstract]
Schedule of Condensed Balance Sheets
	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	379,960	222,236	30,446
Amounts due from subsidiaries and VIEs	1,493,650	1,446,536	198,175
Other receivables	8,586	4,916	673
Investments in subsidiaries and VIEs	1,793,397	2,127,412	291,454
Total assets	3,675,593	3,801,100	520,748
Liabilities:
Accrued expenses and other liabilities	157,695	199,323	27,307
Amounts due to subsidiaries and VIEs	—	—	—
Total liabilities	157,695	199,323	27,307
Shareholders’ Equity:
Class A ordinary shares (US$0.00001 par value; 4,600,000,000 shares authorized 174,304,260 and 174,304,260 shares issued and outstanding as of December 31, 2023 and 2024)	1	1	—
Class B ordinary shares (US$0.00001 par value; 200,000,000 shares authorized; 61,162,400 shares issued and outstanding as of December 31, 2023 and 2024)	1	1	—
Additional paid-in capital	5,713,935	5,712,976	782,674
Deficit	(2,361,048)	(2,311,064)	(316,615)
Accumulated other comprehensive income	165,009	199,863	27,382
Total shareholders’ equity	3,517,898	3,601,777	493,441
Total liabilities and shareholders’ equity	3,675,593	3,801,100	520,748

Schedule of Condensed Statements of Operations
	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2024
	RMB	RMB	RMB	US$
Equity in (loss) income of subsidiaries and VIEs	(540,947)	(184,091)	60,237	8,253
Operating costs and expenses	(54,329)	25,212	(33,909)	(4,646)
Provision for contract assets and receivables	—	—	—	—
Interest income	535	18,689	23,656	3,241
Net (loss) income	(594,741)	(140,190)	49,984	6,848
Earnings (loss) per share
Basic	(2.55)	(0.60)	0.21	0.03
Diluted	(2.55)	(0.60)	0.21	0.03
Weighted Average Shares Outstanding
Basic	233,237,695	235,499,660	235,499,660	235,499,660
Diluted	233,237,695	235,499,660	235,904,267	235,904,267
Earnings per ADS(1 ADS equals 20 Class A ordinary shares)
Basic	(51.00)	(11.91)	4.24	0.58
Diluted	(51.00)	(11.91)	4.24	0.58

Schedule of Condensed Statements of Comprehensive Income (loss)
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net income (loss)	(594,741)	(140,190)	49,984	6,848
Other comprehensive income
Foreign currency translation adjustments	146,098	74,021	34,854	4,775
Comprehensive Income (Loss)	(448,643)	(66,169)	84,838	11,623

Schedule of Condensed Statements of Cash Flow
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net income (loss)	(594,741)	(140,190)	49,984	6,848
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	528,114	184,091	(60,237)	(8,253)
Share-based compensation expense	5,459	(72,133)	(959)	(131)
Changes in operating assets and liabilities:
Other receivables	1,912	(8,586)	3,670	503
Prepaid expenses and other assets	1,993	—	—	—
Accrued expense and other liabilities	(178,424)	45,311	41,629	5,703
Amounts due to subsidiaries and VIEs	(38)	—	—	—
Amounts due from subsidiaries and VIEs	(76,344)	(48,780)	47,114	6,455
Net cash provided by (used in) operating activities	(312,069)	(40,287)	81,201	11,125
Cash Flows from Investing Activities:
Disposal of long-term investments	99,465	(2,765)	—	—
Purchase of marketable securities	—	—	(325,561)	(44,602)
Net cash provided by (used in) investing activities	99,465	(2,765)	(325,561)	(44,602)
Cash Flows from Financing Activities:
Proceeds from exercise of share options	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes	41,845	24,798	86,636	11,869
Net increase (decrease) in cash and cash equivalents	(170,759)	(18,254)	(157,724)	(21,608)
Cash and cash equivalents at beginning of year	568,973	398,214	379,960	52,054
Cash and cash equivalents at end of year	398,214	379,960	222,236	30,446